CONTINGENT LIABILITIES AND COMMITMENTS (Option Agreement) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2017	Jan. 13, 2017
Commitments and Contingencies Disclosure [Abstract]
Fee paid for option to purchase certain intellectual property	$ 25
Amount owed to third party upon exercise of Option	$ 500
Warrants to purchase ordinary shares			178,570
Exercise price			$ 4.8
Research and development expenses		$ 480